Finance income and finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Finance Income And Finance Costs [Abstract]
Finance income from loans to equity accounted units	$ 72	$ 24	$ 4
Other finance income (including bank deposits, net investment in leases, and other financial assets)	393	490	532
Total finance income	465	514	536
Interest on:
financial liabilities at amortised cost (excluding lease liabilities) and associated derivatives	(1,388)	(1,126)	(1,209)
lease liabilities	(74)	(70)	(50)
Fair value movements:
bonds designated as hedged items in fair value hedges	(234)	(9)	(190)
derivatives designated as hedging instruments in fair value hedges	223	18	203
Amounts capitalised	411	424	279
Total finance costs	$ (1,062)	$ (763)	$ (967)